Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2022
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	June 30,	December 31,
Schedule of Marketable Securities Value	2022	2021
Equity securities
Fair value and carrying value at beginning of period	$105,218	$83,575
Increase in fair value	54,823	21,643
Fair value and carrying value at balance sheet date	$160,041	$105,218